Fair Value Measurements - Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Assets:
Commodity derivative assets	$ 532	$ 71,791	$ 45,901
Financial Liabilities:
Commodity derivative liabilities	28,503
Level 2
Financial Assets:
Commodity derivative assets	532	$ 71,791	$ 45,901
Financial Liabilities:
Commodity derivative liabilities	$ 28,503